UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-4066

					Cash Assets Trust
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	3/31

				Date of reporting period:	3/31/04

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.

                          SERVING INVESTORS SINCE 1984

                            THE PACIFIC CAPITAL FUNDS
                              OF CASH ASSETS TRUST

               380 MADISON AVENUE, SUITE 2300 * NEW YORK, NY 10017
                           800-228-7496 * 212-697-6666

[Logo of The Pacific Capital Funds of Cash Assets Trust: a lion standing on a twisted rope]

                                  ANNUAL REPORT

[Logo of KPMG LLP: the letters KPMG in front of four solid rectangles]

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Pacific Capital Funds of Cash Assets Trust:

      We have audited the accompanying statements of assets and liabilities of The Pacific Capital Funds of Cash Assets Trust (the "Trust") (comprised of Pacific Capital Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust, and Pacific Capital U.S. Government Securities Cash Assets Trust) (the "Funds"), including the statements of investments, as of March 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used, and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds comprising the Trust as of March 31, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                                                        KPMG LLP

New York, New York
May 18, 2004

                                 PACIFIC CAPITAL
                                CASH ASSETS TRUST
                            STATEMENT OF INVESTMENTS
                                 MARCH 31, 2004

     FACE
    AMOUNT        COMMERCIAL PAPER (33.9%)                                                                 VALUE
---------------   --------------------------------------------------------------------------------     ------------
                  AUTOMOTIVE (4.9%)
                  --------------------------------------------------------------------------------
$    20,000,000   Toyota Motor Credit Corp., 1.02%, 04/06/04 .....................................     $ 19,997,167
                                                                                                       ------------
                  BANKS (4.9%)
                  --------------------------------------------------------------------------------
     20,000,000   Societe Generale N.A., Inc., 1.08%, 04/14/04 ...................................       19,992,200
                                                                                                       ------------
                  BROKERAGE (4.4%)
                  --------------------------------------------------------------------------------
     18,000,000   Goldman Sachs & Co., 1.09%, 12/20/04 ...........................................       17,856,665
                                                                                                       ------------
                  EDUCATION (4.9%)
                  --------------------------------------------------------------------------------
     20,000,000   Stanford University, 1.04%, 05/19/04 ...........................................       19,972,267
                                                                                                       ------------
                  FINANCE (9.9%)
                  --------------------------------------------------------------------------------
     20,000,000   American Express Credit Corp., 1.02%, 04/08/04 .................................       19,996,033
     20,000,000   General Electric Capital Corp., 1.04%, 04/05/04 ................................       19,997,688
                                                                                                       ------------
                                                                                                         39,993,721
                                                                                                       ------------
                  INSURANCE (4.9%)
                  --------------------------------------------------------------------------------
     20,000,000   MetLife Funding, 1.02%, 04/21/04 ...............................................       19,988,667
                                                                                                       ------------
                     Total Commercial Paper ......................................................      137,800,687
                                                                                                       ------------

                  CORPORATE NOTE (3.7%)
                  --------------------------------------------------------------------------------
                  INSURANCE (3.7%)
                  --------------------------------------------------------------------------------
     15,000,000   Peoples Benefit Life Insurance, Variable Rate Note, 1.26%,
                     12/28/04 (b) ................................................................       15,000,000
                                                                                                       ------------
                  U.S. GOVERNMENT AGENCIES (53.4%)
                  --------------------------------------------------------------------------------
                  FEDERAL HOME LOAN BANK (49.7%)
                  --------------------------------------------------------------------------------
     15,000,000   1.02%, 04/07/04 ................................................................       14,997,463
     55,000,000   0.99%, 04/12/04 ................................................................       54,983,362
     24,250,000   1.03%, 04/21/04 ................................................................       24,236,124
     15,000,000   1.00%, 04/23/04 ................................................................       14,990,879
     20,000,000   1.06%, 05/19/04 ................................................................       19,971,733
      5,000,000   1.08%, 05/26/04 ................................................................        4,991,788
     30,000,000   1.17%, 06/02/04 ................................................................       29,939,808
     25,000,000   0.99%, 06/11/04 ................................................................       24,951,188
     12,615,000   3.625%, 10/15/04 ...............................................................       12,776,928
                                                                                                       ------------
                                                                                                        201,839,273
                                                                                                       ------------

                  TENNESSEE VALLEY AUTHORITY (3.7%)
                  --------------------------------------------------------------------------------
$    15,000,000   0.93%, 04/01/04 ................................................................     $ 15,000,000
                                                                                                       ------------
                     Total U.S. Government Agencies ..............................................      216,839,273
                                                                                                       ------------

                  REPURCHASE AGREEMENT (8.6%)
                  --------------------------------------------------------------------------------
     35,000,000   SG Cowen, 0.97%, 04/01/04 ......................................................       35,000,000
                     (Proceeds of $35,000,943 to be received at maturity),                             ------------
                     Collateral: $36,810,000 FNMA Note, due 06/09/04; Collateral
                     Market Value $36,720,000

    SHARES        INVESTMENT COMPANY (0.5%)
---------------   --------------------------------------------------------------------------------
      1,782,849   One Group Government Money Market Fund,
                     Institutional Shares ........................................................        1,782,849
                                                                                                       ------------
                  Total Investments (Amortized Cost $406,422,809) (a) .......      100.1%               406,422,809
                  Other assets less liabilities .............................       (0.1)                  (211,529)
                                                                                   -----               ------------
                  Net assets ................................................      100.0%              $406,211,280
                                                                                   =====               ============

(a) Cost for Federal tax purposes is identical.

(b) Illiquid security. Considered illiquid because it may not be sold, and may be redeemed only upon at least ninety days' notice to the issuer. As this security is a variable rate note, the rate shown represents the rate in effect at March 31, 2004, and the maturity date reflects the next rate change date.

PORTFOLIO ABBREVIATIONS:

FNMA - Federal National Mortgage Association

                 See accompanying notes to financial statements.

                                 PACIFIC CAPITAL
                           TAX-FREE CASH ASSETS TRUST
                            STATEMENT OF INVESTMENTS
                                 MARCH 31, 2004

                                                                                              RATING
     FACE                                                                                    MOODY'S/
    AMOUNT      MUNICIPAL BONDS (97.9%)                                                         S&P               VALUE
-------------   ----------------------------------------------------------------------      -----------       ------------
                COLORADO (4.3%)
                ----------------------------------------------------------------------
$   6,400,000   Colorado Housing & Financial Authority Revenue
                   Bonds, Class I, Series A-1, 1.03%, 10/01/30,
                   Weekly Reset VRDN*, SPA: FHLB .....................................       VMIG1/A-1+       $  6,400,000
                                                                                                              ------------
                HAWAII (32.8%)
                ----------------------------------------------------------------------
    6,800,000   Department of Budget and Finance of the State of
                   Hawaii Special Purpose Revenue Bonds (The
                   Queen's Health System), Series A, 1.08%, 07/01/26,
                   Weekly Reset VRDN*, SPA: Bank of Nova Scotia ......................        VMIG1/A-1          6,800,000
    4,965,000   Hawaii State, Housing Finance & Development Corp.
                   Revenue Bonds, (Affordable Rental Housing
                   Program), Series A, 1.15%, 07/01/27, Weekly
                   Reset VRDN*, LOC: Banque Nationale de Paris .......................         VMIG1/NR          4,965,000
                Honolulu City & County, HI General Obligation
                   Bonds, Series A, Weekly Reset VRDN*,
                   LOC: Landesbank Hessen-Thuringen Girozentrale
      800,000      1.00%, 01/01/05 ...................................................       VMIG1/A-1+            800,000
    3,000,000      1.00%, 01/01/06 ...................................................       VMIG1/A-1+          3,000,000
    5,800,000      1.00%, 01/01/07 ...................................................       VMIG1/A-1+          5,800,000
    2,150,000      1.00%, 01/01/10 ...................................................       VMIG1/A-1+          2,150,000
    5,900,000      1.00%, 01/01/12 ...................................................       VMIG1/A-1+          5,900,000
    1,995,000      1.00%, 01/01/13 ...................................................       VMIG1/A-1+          1,995,000
    2,020,000      1.00%, 01/01/15 ...................................................       VMIG1/A-1+          2,020,000
    5,645,000      1.00%, 01/01/17 ...................................................       VMIG1/A-1+          5,645,000
    1,645,000      1.00%, 01/01/19 ...................................................       VMIG1/A-1+          1,645,000
    1,400,000      1.00%, 01/01/20 ...................................................       VMIG1/A-1+          1,400,000
    1,600,000   Honolulu City & County, HI General Obligation Bonds,
                   Series B, 1.00%, 01/01/05, Weekly Reset VRDN*,
                   LOC: Landesbank Hessen-Thuringen Girozentrale .....................       VMIG1/A-1+          1,600,000
    5,000,000   Honolulu City & County, HI Multifamily Housing
                   Revenue Bonds (Moanalua Hillside Apartments),
                   AMT, 1.07%, 09/15/32, Weekly Reset VRDN*,
                   LOC: FNMA .........................................................          NR/A-1+          5,000,000
                                                                                                              ------------
                                                                                                                48,720,000
                                                                                                              ------------

                IDAHO (2.4%)
                ----------------------------------------------------------------------
$   3,600,000   Idaho Health Facilities Authority Revenue Bonds
                   (St. Lukes Regional Medical Center Project),
                   1.12%, 05/01/22, Daily Reset VRDN*,
                   LOC: Harris Trust & Savings Bank ..................................         VMIG1/NR       $  3,600,000
                                                                                                              ------------
                ILLINOIS (8.5%)
                ----------------------------------------------------------------------
    3,000,000   Chicago, IL General Obligation Bonds, Series B, 1.04%,
                   01/01/37, Weekly Reset VRDN*, FGIC Insured ........................       VMIG1/A-1+          3,000,000
    5,000,000   Chicago, IL Metropolitan Water Reclamation
                   District-Greater Chicago General Obligation
                   Bonds, Series A, 1.00%, 12/01/31, Weekly Reset
                   VRDN*, SPA: Bank of America .......................................       VMIG1/A-1+          5,000,000
    4,600,000   Illinois Development Finance Authority Revenue
                   Bonds (YMCA of Metro Chicago Project), 1.12%,
                   06/01/29, Daily Reset VRDN*, LOC: Harris
                   Trust & Savings Bank ..............................................          NR/A-1+          4,600,000
                                                                                                              ------------
                                                                                                                12,600,000
                                                                                                              ------------
                INDIANA (2.6%)
                ----------------------------------------------------------------------
    3,780,000   Indianapolis, IN Economic Development Revenue
                   Bonds (Jewish Federation Campus), 1.03%, 04/01/05,
                   Weekly Reset VRDN*, LOC: Fifth Third Bank .........................         VMIG1/NR          3,780,000
                                                                                                              ------------
                LOUISIANA (0.7%)
                ----------------------------------------------------------------------
    1,000,000   St. Charles Parish, LA Pollution Control Revenue
                   Bonds (Shell Oil Co. Project), Series A-AMT,
                   1.15%, 10/01/22, Daily Reset VRDN* ................................       VMIG1/A-1+          1,000,000
                                                                                                              ------------
                MASSACHUSETTS (0.7%)
                ----------------------------------------------------------------------
    1,100,000   Massachusetts State, Health & Educational Facilities
                   Authority Revenue Bonds (Wellesley College),
                   Series G, 1.08%, 07/01/39, Daily Reset VRDN*,
                   SPA: JP Morgan Chase Bank .........................................       VMIG1/A-1+          1,100,000
                                                                                                              ------------
                MICHIGAN (4.6%)
                ----------------------------------------------------------------------
    5,410,000   Eastern Michigan University, MI University Revenue
                   Bonds, 1.12%, 06/01/27, Daily Reset VRDN*,
                   FGIC Insured ......................................................          NR/A-1+          5,410,000
$   1,400,000   Northern Michigan University Revenue Bonds, 1.12%,
                   06/01/31, Daily Reset VRDN*, FGIC Insured .........................       VMIG1/A-1+       $  1,400,000
                                                                                                              ------------
                                                                                                                 6,810,000
                                                                                                              ------------
                MINNESOTA (3.9%)
                ----------------------------------------------------------------------
    3,775,000   Cohasset, MN Revenue Bonds (Minnesota Power &
                   Light Co. Project), Series A, 1.12%, 06/01/20, Daily
                   Reset VRDN*, LOC: ABN Amro Bank N.V ...............................          NR/A-1+          3,775,000
      200,000   Cohasset, MN Revenue Bonds (Minnesota Power &
                   Light Co. Project), Series B, 1.12%, 06/01/13, Daily
                   Reset VRDN*, LOC: ABN Amro Bank N.V ...............................          NR/A-1+            200,000
    1,790,000   Cohasset, MN Revenue Bonds (Minnesota Power &
                   Light Co. Project), Series D, 1.12%, 12/01/07, Daily
                   Reset VRDN*, LOC: ABN Amro Bank N.V ...............................          NR/A-1+          1,790,000
                                                                                                              ------------
                                                                                                                 5,765,000
                                                                                                              ------------
                MISSOURI (13.5%)
                ----------------------------------------------------------------------
    5,935,000   Kansas City, MO Industrial Development Authority
                   Revenue Bonds, (Ewing Marion Kaufman
                   Foundation), 1.12%, 04/01/27, Daily Reset VRDN* ...................          NR/A-1+          5,935,000
      600,000   Missouri State, Health & Educational Facilities
                   Authority Revenue Bonds (St. Louis University),
                   Series A, 1.17%, 10/01/09, Daily Reset VRDN*,
                   SPA: Bank of America N.A ..........................................       VMIG1/A-1+            600,000
    5,355,000   Missouri State, Health & Educational Facilities
                   Authority Revenue Bonds (St. Louis University),
                   Series B, 1.17%, 10/01/24, Daily Reset VRDN*,
                   SPA: Bank of America N.A ..........................................       VMIG1/A-1+          5,355,000
    2,000,000   Missouri State, Health & Educational Facilities
                   Authority Revenue Bonds (Washington University),
                   Series C, 1.10%, 9/01/30, Daily Reset VRDN*, SPA:
                   JP Morgan Chase Bank ..............................................       VMIG1/A-1+          2,000,000
    1,200,000   Missouri State, Health & Educational Facilities
                   Authority Revenue Bonds (Washington University),
                   Series D, 1.10%, 9/01/30, Daily Reset VRDN*,
                   SPA: JP Morgan Chase Bank .........................................       VMIG1/A-1+          1,200,000
$   5,000,000   University of Missouri, Curators of the University of
                   Missouri System Facilities Revenue Bonds, Series
                   A, 1.12%, 11/01/32, Daily Reset VRDN* .............................       VMIG1/A-1+       $  5,000,000
                                                                                                              ------------
                                                                                                                20,090,000
                                                                                                              ------------
                MONTANA (3.8%)
                ----------------------------------------------------------------------
    5,620,000   Montana State, Health Facilities Authority Revenue
                   Bonds, Series A, 1.02%, 12/01/15, Weekly Reset
                   VRDN*, FGIC Insured, SPA: Wells Fargo .............................       VMIG1/A-1+          5,620,000
                                                                                                              ------------
                NEW YORK (4.3%)
                ----------------------------------------------------------------------
    6,430,000   New York, NY City Transitional Finance Authority
                   Revenue Bonds, Series 3, 1.12%, 11/01/22, Daily
                   Reset VRDN*, SPA: Bank of New York ................................       VMIG1/A-1+          6,430,000
                                                                                                              ------------
                NORTH CAROLINA (1.8%)
                ----------------------------------------------------------------------
    1,150,000   Durham, NC General Obligation Bonds (Public
                   Improvement Project), Weekly Reset VRDN*, SPA:
                   Wachovia Bank of North Carolina 1.06%, 02/01/09 ...................        VMIG1/A-1          1,150,000
    1,475,000      1.06%, 02/01/13 ...................................................                           1,475,000
                                                                                                              ------------
                                                                                                                 2,625,000
                                                                                                              ------------
                OHIO (2.6%)
                ----------------------------------------------------------------------
    3,880,000   Ohio Housing Finance Agency Mortgage Revenue
                   Bonds (Residential Mortgage), Series E-AMT, 1.07%,
                   09/01/34, Weekly Reset VRDN*, SPA: FHLB ...........................         VMIG1/NR          3,880,000
                                                                                                              ------------
                PENNSYLVANIA (3.5%)
                ----------------------------------------------------------------------
    5,200,000   Philadelphia, PA Hospitals & Higher Education
                   Facilities Authority Revenue Bonds (Children's
                   Hospital Project), Series A, 1.12%, 02/15/14,
                   Daily Reset VRDN*, SPA: JP Morgan Chase Bank ......................       VMIG1/A-1+          5,200,000
                                                                                                              ------------
                TEXAS (1.5%)
                ----------------------------------------------------------------------
    2,200,000   West Side Calhoun County, TX Sewer & Solid Waste
                   Disposal Revenue Bonds (BP Chemicals, Inc. Project),
                   AMT, 1.15%, 04/01/31, Daily Reset VRDN* ...........................         P-1/A-1+          2,200,000
                                                                                                              ------------
                UTAH (2.3%)
                ----------------------------------------------------------------------
$   3,450,000   University of Utah, Auxiliary & Campus Facilities
                   Revenue Bonds, Series A, 1.03%, 04/01/27, Weekly
                   Reset VRDN*, SPA: Bank of Nova Scotia .............................        VMIG1/A-1       $  3,450,000
                                                                                                              ------------
                VIRGINIA (4.1%)
                ----------------------------------------------------------------------
    6,000,000   University of Virginia Revenue Bonds, Series A,
                   0.98%, 06/01/34, Weekly Reset VRDN* ...............................       VMIG1/A-1+          6,000,000
                                                                                                              ------------
                     Total Municipal Bonds ...........................................                         145,270,000
                                                                                                              ------------

   SHARES       INVESTMENT COMPANY (2.1%)
-------------   ----------------------------------------------------------------------
    3,150,000   Dreyfus Tax Exempt Cash Management Fund,
                   Institutional Shares ..............................................                           3,150,000
                                                                                                              ------------
                      Total Investments (Amortized Cost
                         $148,420,000) (a) ...........................................           100.0%        148,420,000
                      Other assets less liabilities ..................................             0.0              25,756
                                                                                                 ------       ------------
                      Net Assets .....................................................           100.0%       $148,445,756
                                                                                                 ======       ============

* Variable rate demand notes (VRDNs) are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.

(a) Cost for Federal tax purposes is identical.


PORTFOLIO ABBREVIATIONS:

AMT - Alternative Minimum Tax
FGIC - Financial Guaranty Insurance Corporation
FHLB - Federal Home Loan Bank
FNMA - Federal National Mortgage Association
LOC - Letter of Credit
SPA - Standby Bond Purchase Agreement
VRDN - Variable Rate Demand Note

                 See accompanying notes to financial statements.

                                 PACIFIC CAPITAL
                  U.S. GOVERNMENT SECURITIES CASH ASSETS TRUST
                            STATEMENT OF INVESTMENTS
                                 MARCH 31, 2004

      FACE
     AMOUNT       U.S. GOVERNMENT AGENCIES (99.2%)                                    VALUE
---------------   ------------------------------------------------------          ------------
                  FEDERAL FARM CREDIT BANK (12.7%)
                  ------------------------------------------------------
$    95,000,000   0.97%, 04/01/04 ......................................          $ 95,000,000
     12,000,000   1.02%, 10/12/04 ......................................            11,934,040
                                                                                  ------------
                                                                                   106,934,040
                                                                                  ------------

                  FEDERAL HOME LOAN BANK (84.7%)
                  ------------------------------------------------------
     60,000,000   1.02%, 04/07/04 ......................................            59,989,850
     85,000,000   0.99%, 04/12/04 ......................................            84,974,287
     70,000,000   0.97%, 04/14/04 ......................................            69,975,354
     50,000,000   0.98%, 04/16/04 ......................................            49,979,583
     25,000,000   1.03%, 04/21/04 ......................................            24,985,694
     50,000,000   1.00%, 04/23/04 ......................................            49,969,597
     40,000,000   0.98%, 05/05/04 ......................................            39,962,978
     50,000,000   0.98%, 05/12/04 ......................................            49,944,194
     57,000,000   1.00%, 05/19/04 ......................................            56,923,707
     57,271,000   0.98%, 05/21/04 ......................................            57,193,048
     56,328,000   1.04%, 05/26/04 ......................................            56,238,392
     50,000,000   0.98%, 05/28/04 ......................................            49,922,417
     35,200,000   1.17%, 06/02/04 ......................................            35,129,375
     25,000,000   0.99%, 06/11/04 ......................................            24,951,188
                                                                                  ------------
                                                                                   710,139,664
                                                                                  ------------

                  TENNESSEE VALLEY AUTHORITY (1.8%)
                  ------------------------------------------------------
     15,000,000   0.93%, 04/01/04 ......................................            15,000,000
                                                                                  ------------
                     Total U.S. Government Agencies ....................           832,073,704
                                                                                  ------------

      SHARES      INVESTMENT COMPANY (0.9%)
---------------   ------------------------------------------------------
      7,128,747   One Group Government Money Market Fund,
                     Institutional Shares ..............................             7,128,747
                                                                                  ------------
                        Total Investments
                          (Amortized Cost $839,202,451) (a) ...    100.1%          839,202,451
                        Other assets less liabilities .........     (0.1)             (659,859)
                                                                   ------         ------------
                        Net Assets ............................    100.0%         $838,542,592
                                                                   ======         ============

(a) Cost for Federal tax purposes is identical.

                 See accompanying notes to financial statements.

                            THE PACIFIC CAPITAL FUNDS
                              OF CASH ASSETS TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                                 MARCH 31, 2004

                                                                                CASH               TAX-FREE           GOVERNMENT
                                                                                FUND                 FUND                FUND
                                                                            -------------       -------------        -------------
ASSETS:
   Investments at value and amortized cost (note 2) .................       $ 406,422,809       $ 148,420,000        $ 839,202,451
   Cash .............................................................                   -               3,061                   --
   Interest receivable ..............................................             229,186             161,382                8,161
   Other assets .....................................................               3,999               1,541                7,091
                                                                            -------------       -------------        -------------
      Total Assets ..................................................         406,655,994         148,585,984          839,217,703
                                                                            -------------       -------------        -------------

LIABILITIES:
   Dividends payable ................................................             283,458              87,360              486,125
   Adviser and Administrator fees payable ...........................              41,435               3,645               23,661
   Distribution fees payable ........................................              26,712              10,698               94,695
   Accrued expenses .................................................              93,109              38,525               70,630
                                                                            -------------       -------------        -------------
      Total Liabilities .............................................             444,714             140,228              675,111
                                                                            -------------       -------------        -------------
   NET ASSETS .......................................................       $ 406,211,280       $ 148,445,756        $ 838,542,592
                                                                            =============       =============        =============

NET ASSETS CONSIST OF:
   Capital Stock - Authorized an unlimited number of shares,
      par value $.01 per share ......................................       $   4,061,981       $   1,484,436        $   8,384,742
   Additional paid-in capital .......................................         402,135,861         147,048,680          830,089,587
   Undistributed (overdistributed) net investment income ............              13,438             (87,360)              68,263
                                                                            -------------       -------------        -------------
                                                                            $ 406,211,280       $ 148,445,756        $ 838,542,592
                                                                            =============       =============        =============

SHARES OF BENEFICIAL INTEREST:
   Original Shares Class:
      Net Assets ....................................................       $ 287,029,261       $  98,783,759        $ 263,464,681
                                                                            =============       =============        =============
      Shares outstanding ............................................         287,248,053          98,782,301          263,435,345
                                                                            =============       =============        =============
      Net asset value per share .....................................       $        1.00       $        1.00        $        1.00
                                                                            =============       =============        =============

   Service Shares Class:
      Net Assets ....................................................       $ 119,182,019       $  49,661,997        $ 575,077,911
                                                                            =============       =============        =============
      Shares outstanding ............................................         118,950,017          49,661,274          575,038,846
                                                                            =============       =============        =============
      Net asset value per share .....................................       $        1.00       $        1.00        $        1.00
                                                                            =============       =============        =============

                 See accompanying notes to financial statements.

                            THE PACIFIC CAPITAL FUNDS
                              OF CASH ASSETS TRUST
                            STATEMENTS OF OPERATIONS
                        FOR THE YEAR ENDED MARCH 31, 2004

                                                                               CASH             TAX-FREE           GOVERNMENT
                                                                               FUND               FUND                FUND
                                                                            -----------        -----------        -----------
INVESTMENT INCOME:
   Interest income ...............................................          $ 5,071,964        $ 1,601,357        $ 8,186,966
                                                                            -----------        -----------        -----------
EXPENSES:
   Investment Adviser fees (note 3) ..............................            1,637,319            464,121          2,490,502
   Administrator fees (note 3) ...................................              644,444            167,539            571,912
   Distribution fees (note 3) ....................................              303,195            130,457          1,190,454
   Trustees' fees and expenses ...................................              107,971             49,626            124,942
   Legal fees ....................................................               55,400             22,874             84,685
   Shareholders' reports .........................................               41,935             11,106             38,236
   Insurance .....................................................               41,747             14,966             69,219
   Fund accounting fees ..........................................               33,020             33,742             32,889
   Auditing and tax fees .........................................               18,850             19,475             17,850
   Transfer and shareholder servicing agent fees .................               11,572             12,338             11,217
   Custodian fees ................................................                5,727              8,900              5,380
   Registration fees and dues ....................................                4,889              4,609             16,154
   Miscellaneous .................................................               12,093              6,827             27,797
                                                                            -----------        -----------        -----------
   Total expenses ................................................            2,918,162            946,580          4,681,237
   Advisory fees contractual reduction (note 3) ..................           (1,184,109)          (401,358)        (2,138,917)
   Administrative fees contractual reduction (note 3) ............             (466,062)          (144,883)          (491,175)
   Expenses paid indirectly (note 5) .............................                   --                 --             (4,403)
                                                                            -----------        -----------        -----------
   Net expenses ..................................................            1,267,991            400,339          2,046,742
                                                                            -----------        -----------        -----------
Net investment income ............................................            3,803,973          1,201,018          6,140,224
Net realized gain (loss) from securities transactions ............                1,319                 38                421
                                                                            -----------        -----------        -----------
Net change in net assets resulting from operations ...............          $ 3,805,292        $ 1,201,056        $ 6,140,645
                                                                            ===========        ===========        ===========

                 See accompanying notes to financial statements.

                            THE PACIFIC CAPITAL FUNDS
                              OF CASH ASSETS TRUST
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                 CASH FUND                           TAX-FREE FUND
                                                   ----------------------------------    ----------------------------------

                                                      Year Ended        Year Ended          Year Ended         Year Ended
                                                    March 31, 2004     March 31, 2003     March 31, 2004     March 31, 2003
                                                   ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
   Net investment income .................         $     3,803,973    $     6,102,262    $     1,201,018    $     1,783,725
   Net realized gain (loss)
      from securities transactions .......                   1,319              5,968                 38                 12
                                                   ---------------    ---------------    ---------------    ---------------
   Change in net assets
      resulting from operations ..........               3,805,292          6,108,230          1,201,056          1,783,737
                                                   ---------------    ---------------    ---------------    ---------------

   DIVIDENDS TO SHAREHOLDERS
   FROM NET INVESTMENT INCOME:
      Original Shares ....................              (3,014,705)        (4,649,971)          (891,803)        (1,316,278)
      Service Shares .....................                (789,268)        (1,452,291)          (309,215)          (466,859)
                                                   ---------------    ---------------    ---------------    ---------------
      Total dividends to shareholders
      from net investment income .........              (3,803,973)        (6,102,262)        (1,201,018)        (1,783,137)
                                                   ---------------    ---------------    ---------------    ---------------

   CAPITAL SHARE TRANSACTIONS
   (at $1.00 per share):
      Proceeds from shares sold:
      Original Shares ....................             710,757,056        880,694,410        127,920,769        163,052,761
      Service Shares .....................             356,252,712        252,007,742         63,986,710         56,481,358
                                                   ---------------    ---------------    ---------------    ---------------
                                                     1,067,009,768      1,132,702,152        191,907,479        219,534,119
                                                   ---------------    ---------------    ---------------    ---------------

      Reinvested dividends:
      Original Shares ....................                  61,263             86,494             69,733            170,364
      Service Shares .....................                 802,624          1,514,672            320,397            468,256
                                                   ---------------    ---------------    ---------------    ---------------
                                                           863,887          1,601,166            390,130            638,620
                                                   ---------------    ---------------    ---------------    ---------------

      Cost of shares redeemed:
      Original Shares ....................            (784,672,808)      (873,207,779)      (159,333,530)      (133,496,270)
      Service Shares .....................            (361,048,456)      (275,974,181)       (70,987,619)       (52,944,249)
                                                   ---------------    ---------------    ---------------    ---------------
                                                    (1,145,721,264)    (1,149,181,960)      (230,321,149)      (186,440,519)
                                                   ---------------    ---------------    ---------------    ---------------

      Change in net assets
      from capital share transactions ....             (77,847,609)       (14,878,642)       (38,023,540)        33,732,220
                                                   ---------------    ---------------    ---------------    ---------------
   Total change in net assets ............             (77,846,290)       (14,872,674)       (38,023,502)        33,732,820

NET ASSETS:
     Beginning of period .................             484,057,570        498,930,244        186,469,258        152,736,438
                                                   ---------------    ---------------    ---------------    ---------------
     End of period .......................         $   406,211,280    $   484,057,570    $   148,445,756    $   186,469,258
                                                   ===============    ===============    ===============    ===============

                                                              GOVERNMENT FUND
                                                     ----------------------------------

                                                        Year Ended         Year Ended
                                                      March 31, 2004     March 31, 2003
                                                     ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
   Net investment income ...................         $     6,140,224    $     8,345,327
   Net realized gain (loss)
      from securities transactions .........                     421                218
                                                     ---------------    ---------------
   Change in net assets
      resulting from operations ............               6,140,645          8,345,545
                                                     ---------------    ---------------

   DIVIDENDS TO SHAREHOLDERS
   FROM NET INVESTMENT INCOME:
      Original Shares ......................              (2,775,205)        (3,725,589)
      Service Shares .......................              (3,365,022)        (4,619,738)
                                                     ---------------    ---------------
      Total dividends to shareholders
      from net investment income ...........              (6,140,227)        (8,345,327)
                                                     ---------------    ---------------

   CAPITAL SHARE TRANSACTIONS
   (at $1.00 per share):
      Proceeds from shares sold:
      Original Shares ......................           1,035,054,356        759,927,968
      Service Shares .......................           1,762,487,853      1,404,544,075
                                                     ---------------    ---------------
                                                       2,797,542,209      2,164,472,043
                                                     ---------------    ---------------

      Reinvested dividends:
      Original Shares ......................                  46,240             52,314
      Service Shares .......................               3,380,896          4,740,217
                                                     ---------------    ---------------
                                                           3,427,136          4,792,531
                                                     ---------------    ---------------

      Cost of shares redeemed:
      Original Shares ......................          (1,041,701,880)      (795,938,638)
      Service Shares .......................          (1,638,518,517)    (1,418,737,480)
                                                     ---------------    ---------------
                                                      (2,680,220,397)    (2,214,676,118)
                                                     ---------------    ---------------

      Change in net assets
      from capital share transactions ......             120,748,948        (45,411,544)
                                                     ---------------    ---------------
   Total change in net assets ..............             120,749,366        (45,411,326)

NET ASSETS:
      Beginning of period ..................             717,793,226        763,204,552
                                                     ---------------    ---------------
      End of period ........................         $   838,542,592    $   717,793,226
                                                     ===============    ===============

                 See accompanying notes to financial statements.

                            THE PACIFIC CAPITAL FUNDS
                              OF CASH ASSETS TRUST
                          NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

      Cash Assets Trust (the "Trust") was organized on May 7, 1984 as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end investment company.

      The Trust consists of the following three investment portfolios (referred to individually as a "Fund" and collectively as the "Funds"): Pacific Capital Cash Assets Trust ("Cash Fund") (a diversified portfolio which commenced operations on December 5, 1984), Pacific Capital Tax-Free Cash Assets Trust ("Tax-Free Fund") (a non-diversified portfolio which commenced operations on April 4, 1989), and Pacific Capital U.S. Government Securities Cash Assets Trust ("Goverment Fund") (a diversified portfolio which commenced operations on April 4, 1989). The Trust is authorized to issue for each Fund an unlimited number of shares of $0.01 par value in two classes of shares; the Original Shares Class and the Service Shares Class. The Original Shares Class includes all currently outstanding shares of each Fund that were issued prior to January 20, 1995, the date on which the Capital structure was changed to include two classes rather than one. The two classes of shares are substantially identical, except that Service Shares bear the fees that are payable under the Trust's Distribution Plan.


2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles.

a) PORTFOLIO VALUATION: Each Fund's portfolio securities are valued by the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act, which, after considering accrued interest thereon, approximates market. Under this method, a portfolio security is valued at cost adjusted for amortization of premiums and accretion of discounts. Amortization of premiums and accretion of discounts are included in interest income.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premiums and accretion of discounts as discussed in the preceding paragraph.

c) DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES: The net asset value per share for each class of the Funds' shares is determined as of 4:00 p.m. New York time on each day that the New York Stock Exchange and the custodian are open by dividing the value of the assets of the Fund allocable to that class less Fund liabilities allocable to the class and any liabilities charged directly to the class, exclusive of surplus, by the total number of shares of the class outstanding.

      Investment income, realized and unrealized gains and losses, if any, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class.
      Class specific expenses are borne by the affected class. Service fee payments under Rule 12b-1 are borne solely by and charged to the Service Shares based on net assets of that class.

d) FEDERAL INCOME TAXES: It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. Each Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

e) REPURCHASE AGREEMENTS: It is each Fund's policy to monitor closely the creditworthiness of all firms with which it enters into repurchase agreements, and to take possession of, or otherwise perfect its security interest in, securities purchased under agreements to resell. The securities purchased under agreements to resell are marked to market every business day in order to compare the value of the collateral to the amount of the "loan" (repurchase agreements being defined as "loans" in the 1940
      Act), including the accrued interest earned thereon. If the value of the collateral is less than 102% of the loan plus the accrued interest thereon, additional collateral is required from the borrower.

f) USE OF ESTIMATES: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


3.    FEES AND RELATED PARTY TRANSACTIONS

a)    MANAGEMENT ARRANGEMENTS:

      The Asset Management Group of Bank of Hawaii (the "Adviser"), serves as Investment Adviser to the Funds. In this role, under Investment Advisory Agreements, the Adviser supervises the Funds' investments and provides various services. Effective January 1, 2004, Aquila Management Corporation, assigned its Administration Agreements to its wholly-owned subsidiary, Aquila Investment Management LLC (the "Administrator"), which will continue the administration of the Funds. The transfer was made for reasons of corporate and tax planning and will have no effect on the management of the Funds or the fees being paid. The Administrator provides all administrative services to the Funds other than those relating to the investment portfolios. Specific details as to the nature and extent of the services provided by the Adviser and the Administrator are more fully defined in the Prospectus and Statement of Additional Information of the Funds. For their services, the Adviser and the Administrator each receive a fee which is payable monthly and computed as of the close of business each day on the net assets of each Fund at the following annual rates:

            Pacific Capital Cash Assets Trust - On net assets up to $325 million, the fee is paid to the Adviser and the Administrator at the annual rate of 0.33% and 0.17%, respectively, and on net assets
            above  that   amount  at  the  annual   rate  of  0.43%  and  0.07%,
            respectively.

            Pacific Capital Tax-Free Cash Assets Trust - On net assets up to $95 million, the fee is paid to the Adviser and the Administrator at the annual rate of 0.27% and 0.13%, respectively, and on net assets
            above  that   amount  at  the  annual   rate  of  0.33%  and  0.07%,
            respectively.

            Pacific Capital U.S. Government Securities Cash Assets Trust - On net assets up to $60 million, the fee is paid to the Adviser and the Administrator at the annual rate of 0.27% and 0.13%, respectively, and on net assets above that amount at the annual rate of 0.33% and 0.07%, respectively.

      The Adviser and the Administrator each agrees that the above fees shall be reduced, but not below zero, by an amount equal to its proportionate share (determined on the basis of the respective fees computed as described above) of the amount, if any, by which the total expenses of a Fund in any fiscal year, exclusive of taxes, interest and brokerage fees, shall exceed the lesser of (i) 2.5% of the first $30 million of average annual net assets of the Fund plus 2% of the next $70 million of such assets and 1.5% of its average annual net assets in excess of $100 million, or (ii) 25% of the Fund's total annual investment income. The payment of the above fees at the end of any month will be reduced or postponed so that at no time will there be any accrued but unpaid liability under this expense limitation. For the period April 1, 2002 through March 31, 2004, advisory and administrative fees have been reduced by a contractual reduction of fees (see ii above) due to a low interest rate environment. Advisory and administrative fees in a given fiscal year may be recouped prior to the end of such year if interest rates were to increase. Contractual reduction of fees, if any, is calculated on a fiscal year basis.

      For the year ended March 31, 2004:

            Pacific Capital Cash Assets Trust incurred advisory and administration fees of $1,637,319 and $644,444; due to the expense limitation, such fees were reduced by $1,184,109 and $466,062, respectively.

            Pacific Capital Tax-Free Cash Assets Trust incurred advisory and administration fees of $464,121 and $167,539; due to the expense limitation, such fees were reduced by $401,358 and $144,883, respectively.

            Pacific Capital U.S. Government Securities Cash Assets Trust incurred advisory and administration fees of $2,490,502 and $571,912; due to the expense limitation, such fees were reduced by $2,138,917 and $491,175, respectively.


b) DISTRIBUTION AND SERVICE FEES:

      Each Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. A part of the Plan authorizes payment of certain distribution or service fees by the Service Shares Class of the Fund. Such payments are made to "Designated Payees" - broker-dealers, other financial institutions and service providers who have entered into appropriate agreements with the Distributor and which have rendered assistance in the distribution and/or retention of the Funds' Service Shares or in the servicing of Service Share accounts. The total payments under this part of a Fund's Plan may not exceed 0.25% of its average annual assets represented by Service Shares. No such payments will be made by the Original Share Class. Specific details about each Plan are more fully defined in the Prospectus and Statement of Additional Information of the Funds.

      Under  a   Distribution   Agreement,   Aquila   Distributors,   Inc.  (the
"Distributor") serves as the exclusive distributor of the Funds' shares. No compensation or fees are paid to the Distributor for such share distribution.


c) OTHER RELATED PARTY TRANSACTIONS:

      For the year ended March 31, 2004, the following amounts were accrued for legal fees: Cash Fund $55,400; Tax-Free Fund $22,874; Government Fund $84,685. Of these amounts, $53,160, $21,834 and $80,109, respectively, were allocable to Hollyer Brady Smith &Hines LLP, counsel to the Fund, for legal services in conjunction with the Fund's ongoing operations. The Secretary of the Fund is a Partner of Hollyer Brady Smith & Hines LLP.


4. GUARANTEES OF CERTAIN COMMERCIAL PAPER

      Various banks and other institutions have issued irrevocable letters of credit or guarantees for the benefit of the holders of certain commercial paper. Payment at maturity of principal and interest of certain commercial paper held by the Funds is supported by such letters of credit or guarantees.


5. EXPENSES

      The Funds have negotiated an expense offset arrangement with their custodian, wherein they receive credit toward the reduction of custodian fees and other expenses whenever there are uninvested cash balances. The Statements of Operations reflect the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Funds to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.


6. PORTFOLIO ORIENTATION

      Since Pacific Capital Tax-Free Cash Assets Trust has a significant portion of its investments in obligations of issuers within Hawaii, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Hawaii and whatever effects these may have upon Hawaii issuers' ability to meet their obligations.


7. DISTRIBUTIONS

      The Funds declare dividends daily from net investment income and make payments monthly in additional shares at the net asset value per share, in cash, or a combination of both, at the shareholder's option.

The tax character of distributions paid during 2004 and 2003 were as follows:

                                                   CASH FUND                     TAX-FREE FUND                 GOVERNMENT FUND
                                          --------------------------      --------------------------      --------------------------
                                             2004            2003             2004           2003            2004            2003
                                          ----------      ----------      ----------      ----------      ----------      ----------
Net tax-exempt income ..............      $       --      $       --      $1,201,018      $1,772,705      $       --      $       --
Ordinary income ....................       3,508,396       6,248,680          37,174              12       5,586,258       8,577,138
Capital gain .......................              --              --              --              --              --              --
                                          ----------      ----------      ----------      ----------      ----------      ----------
Total ..............................      $3,508,396      $6,248,680      $1,238,192      $1,772,717      $5,586,258      $8,577,138
                                          ==========      ==========      ==========      ==========      ==========      ==========

      As of March 31, 2004, the components of distributable earning on a tax basis were as follows:

                                                                                TAX-FREE     GOVERNMENT
                                                                 CASH FUND        FUND          FUND
                                                                 ---------     ---------     ----------
Undistributed ordinary income ..........................         $ 296,896     $      --     $ 554,387
Undistributed tax-exempt income ........................                --            --            --
                                                                 ---------     ---------     ---------
                                                                 $ 296,896     $      --     $ 554,387
                                                                 ---------     ---------     ---------

      RECLASSIFICATION OF CAPITAL ACCOUNTS

      On the statements of assets and liabilities, as a result of certain differences in the computation of net investment income and net realized capital gains under federal income tax rules and regulations versus generally accepted accounting principles, a reclassification has been made to increase (decrease) undistributed net investment income (distributions in excess of net investment income), accumulated net realized gain (loss) on investments and additional paid-in capital for the Funds as follows:

                                                                                              TAX-FREE        GOVERNMENT
                                                                            CASH FUND           FUND              FUND
                                                                             --------         --------        ----------
Paid-in Capital ...............................................              $     --         $(37,136)        $     --
Undistributed net investment income ...........................                 1,319           37,174              421
Accumulated net realized gain (loss) ..........................                (1,319)             (38)            (421)

      These reclassifications are primarily due to taxable distributions in excess of net investment income for the Tax-Free Fund and dividend redesignations for the Cash Fund and the Government Fund. Net assets are not affected by these changes.



FEDERAL TAX STATUS OF DISTRIBUTIONS (UNAUDITED)

      This information is presented in order to comply with a requirement of the Internal Revenue Code of 1986, as amended. NO CURRENT ACTION ON THE PART OF SHAREHOLDERS IS REQUIRED.

For the fiscal year ended March 31, 2004, $1,201,018 of dividends paid by the Tax-Free Fund were exempt-interest dividends. For the Cash Fund and the Government Fund all of the dividends paid were ordinary dividend income.

      Prior to January 31, 2004, shareholders were mailed IRS Form 1099-DIV which contained information on the status of distributions paid for the 2003 CALENDAR YEAR.

                                 PACIFIC CAPITAL
                                CASH ASSETS TRUST
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                            ORIGINAL SHARES
                                                       ------------------------------------------------------
                                                                          YEAR ENDED MARCH 31,
                                                       ------------------------------------------------------
                                                        2004        2003        2002        2001        2000
                                                       ------      ------      ------      ------      ------
Net asset value, beginning of period .........          $1.00       $1.00       $1.00       $1.00       $1.00
                                                       ------      ------      ------      ------      ------
Income from investment operations:
   Net investment income .....................          0.01        0.01        0.03        0.06        0.05
                                                       ------      ------      ------      ------      ------
Less distributions:
   Dividends from net investment income ......         (0.01)      (0.01)      (0.03)      (0.06)      (0.05)
                                                       ------      ------      ------      ------      ------
Net asset value, end of period ...............          $1.00       $1.00       $1.00       $1.00       $1.00
                                                       ======      ======      ======      ======      ======

Total return .................................          0.90%       1.35%       2.52%       5.90%       4.89%
Ratios/supplemental data
   Net assets, end of period (in millions) ...          $287        $361        $353        $364        $513
   Ratio of expenses to average net assets ...          0.21%       0.36%       0.58%       0.57%       0.56%
   Ratio of net investment income to
      average net assets .....................          0.90%       1.34%       2.51%       5.77%       4.80%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's contractual cap on fees were (note 3):

   Ratio of expenses to average net assets ...          0.57%       0.58%        -           -           -
   Ratio of net investment income to
      average net assets .....................          0.54%       1.12%        -           -           -

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ...          0.21%       0.36%       0.57%       0.57%       0.56%

                                                                           SERVICE SHARES
                                                       -----------------------------------------------------
                                                                        YEAR ENDED MARCH 31,
                                                       -----------------------------------------------------
                                                        2004        2003        2002        2001       2000
                                                       ------      ------      ------      ------      ------
Net asset value, beginning of period .........          $1.00      $1.00      $1.00         $1.00       $1.00
                                                       ------      ------      ------      ------      ------
Income from investment operations:
   Net investment income .....................          0.01        0.01        0.02        0.05        0.05
                                                       ------      ------      ------      ------      ------
Less distributions:
   Dividends from net investment income ......         (0.01)      (0.01)      (0.02)      (0.05)      (0.05)
                                                       ------      ------      ------      ------      ------
Net asset value, end of period ...............          $1.00       $1.00       $1.00       $1.00       $1.00
                                                       ======      ======      ======      ======      ======

Total return .................................          0.65%       1.09%       2.27%       5.63%       4.63%
Ratios/supplemental data
   Net assets, end of period (in millions) ...          $119        $123        $146        $221        $174
   Ratio of expenses to average net assets ...          0.46%       0.61%       0.83%       0.82%       0.81%
   Ratio of net investment income to
      average net assets .....................          0.65%       1.10%       2.36%       5.49%       4.53%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's contractual cap on fees were (note 3):

   Ratio of expenses to average net assets ...          0.82%       0.83%        -           -           -
   Ratio of net investment income to
      average net assets .....................          0.29%       0.88%        -           -           -

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ...          0.46%       0.61%       0.82%       0.82%       0.81%

                 See accompanying notes to financial statements.

                                 PACIFIC CAPITAL
                           TAX-FREE CASH ASSETS TRUST
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                          ORIGINAL SHARES
                                                         --------------------------------------------------
                                                                        YEAR ENDED MARCH 31,
                                                         --------------------------------------------------
                                                          2004       2003       2002       2001       2000
                                                         ------     ------     ------     ------     ------
Net asset value, beginning of period ..............       $1.00      $1.00      $1.00      $1.00      $1.00
                                                         ------     ------     ------     ------     ------
Income from investment operations:
    Net investment income .........................       0.01       0.01       0.02       0.04       0.03
                                                         ------     ------     ------     ------     ------
Less distributions:
    Dividends from net investment income ..........      (0.01)     (0.01)     (0.02)     (0.04)     (0.03)
                                                         ------     ------     ------     ------     ------
Net asset value, end of period ....................       $1.00      $1.00      $1.00      $1.00      $1.00
                                                         ======     ======     ======     ======     ======

Total return                                              0.84%      1.15%      2.00%      3.58%      2.95%
Ratios/supplemental data
    Net assets, end of period (in millions) .......       $99        $130       $100       $101       $100
    Ratio of expenses to average net assets .......       0.17%      0.28%      0.51%      0.53%      0.52%
    Ratio of net investment income to
       average net assets .........................       0.84%      1.13%      1.94%      3.50%      2.93%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's contractual cap on fees were (note 3):

    Ratio of expenses to average net assets .......       0.52%      0.50%       -          -          -
    Ratio of net investment income to
       average net assets .........................       0.50%      0.90%       -          -          -

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

    Ratio of expenses to average net assets .......       0.17%      0.27%      0.51%      0.53%      0.52%

                                                                          SERVICE SHARES
                                                         --------------------------------------------------
                                                                        YEAR ENDED MARCH 31,
                                                         --------------------------------------------------
                                                          2004       2003       2002       2001       2000
                                                         ------     ------     ------     ------     ------
Net asset value, beginning of period ..............       $1.00      $1.00      $1.00      $1.00      $1.00
                                                         ------     ------     ------     ------     ------
Income from investment operations:
    Net investment income .........................       0.01       0.01       0.02       0.03       0.03
                                                         ------     ------     ------     ------     ------
Less distributions:
    Dividends from net investment income ..........      (0.01)     (0.01)     (0.02)     (0.03)     (0.03)
                                                         ------     ------     ------     ------     ------
Net asset value, end of period ....................       $1.00      $1.00      $1.00      $1.00      $1.00
                                                         ======     ======     ======     ======     ======

Total return                                              0.59%      0.90%      1.75%      3.32%      2.70%
Ratios/supplemental data
    Net assets, end of period (in millions) .......       $50        $56        $52        $54        $51
    Ratio of expenses to average net assets .......       0.42%      0.53%      0.77%      0.78%      0.77%
    Ratio of net investment income to
       average net assets .........................       0.59%      0.89%      1.77%      3.26%      2.66%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's contractual cap on fees were (note 3):

    Ratio of expenses to average net assets .......       0.77%      0.76%       -          -          -
    Ratio of net investment income to
       average net assets .........................       0.25%      0.66%       -          -          -

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

    Ratio of expenses to average net assets .......       0.42%      0.52%      0.77%      0.78%      0.77%

                 See accompanying notes to financial statements.

                                 PACIFIC CAPITAL
                  U.S. GOVERNMENT SECURITIES CASH ASSETS TRUST
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                          ORIGINAL SHARES
                                                         --------------------------------------------------
                                                                         YEAR ENDED MARCH 31,
                                                         --------------------------------------------------
                                                          2004       2003       2002       2001       2000
                                                         ------     ------     ------     ------     ------
Net asset value, beginning of period ..............       $1.00      $1.00      $1.00      $1.00      $1.00
                                                         ------     ------     ------     ------     ------
Income from investment operations:
    Net investment income .........................       0.01       0.01       0.03       0.06       0.05
                                                         ------     ------     ------     ------     ------
Less distributions:
    Dividends from net investment income ..........      (0.01)     (0.01)     (0.03)     (0.06)     (0.05)
                                                         ------     ------     ------     ------     ------

Net asset value, end of period ....................       $1.00      $1.00      $1.00      $1.00      $1.00
                                                         ======     ======     ======     ======     ======

Total return ......................................       0.96%      1.34%      2.73%      5.88%      4.83%
Ratios/supplemental data
    Net assets, end of period (in millions) .......       $263       $270       $306       $151       $166
    Ratio of expenses to average net assets .......       0.11%      0.25%      0.45%      0.47%      0.49%
    Ratio of net investment income to
       average net assets .........................       0.96%      1.34%      2.47%      5.73%      4.73%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's contractual cap on fees were (note 3):

    Ratio of expenses to average net assets .......       0.46%      0.46%       -          -          -
    Ratio of net investment income to
       average net assets .........................       0.62%      1.12%       -          -          -

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

    Ratio of expenses to average net assets .......       0.11%      0.24%      0.45%      0.47%      0.49%

                                                                           SERVICE SHARES
                                                         --------------------------------------------------
                                                                        YEAR ENDED MARCH 31,
                                                         --------------------------------------------------
                                                          2004       2003       2002       2001       2000
                                                         ------     ------     ------     ------     ------
Net asset value, beginning of period ..............       $1.00      $1.00      $1.00      $1.00      $1.00
                                                         ------     ------     ------     ------     ------
Income from investment operations:
    Net investment income .........................       0.01       0.01       0.02       0.05       0.04
                                                         ------     ------     ------     ------     ------
Less distributions:
    Dividends from net investment income ..........      (0.01)     (0.01)     (0.02)     (0.05)     (0.04)
                                                         ------     ------     ------     ------     ------

Net asset value, end of period ....................       $1.00      $1.00      $1.00      $1.00      $1.00
                                                         ======     ======     ======     ======     ======

Total return ......................................       0.71%      1.09%      2.48%      5.62%      4.56%
Ratios/supplemental data
    Net assets, end of period (in millions) .......       $575       $448       $457       $332       $293
    Ratio of expenses to average net assets .......       0.36%      0.49%      0.70%      0.72%      0.74%
    Ratio of net investment income to
       average net assets .........................       0.71%      1.08%      2.39%      5.47%      4.50%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's contractual cap on fees were (note 3):

    Ratio of expenses to average net assets .......       0.71%      0.71%       -          -          -
    Ratio of net investment income to
       average net assets .........................       0.36%      0.86%       -          -          -

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

    Ratio of expenses to average net assets .......       0.36%      0.49%      0.70%      0.72%      0.74%

                 See accompanying notes to financial statements.

ADDITIONAL INFORMATION (UNAUDITED)

TRUSTEES AND OFFICERS(1)

                                                                                              NUMBER OF
                           POSITIONS                                                          PORTFOLIOS     OTHER DIRECTORSHIPS
                           HELD WITH                                                           IN FUND       HELD BY TRUSTEE
NAME,                      TRUST AND         PRINCIPAL                                          COMPLEX      (THE POSITION HELD IS
ADDRESS(2)                 LENGTH OF         OCCUPATION(S)                                     OVERSEEN      A DIRECTORSHIP UNLESS
AND DATE OF BIRTH          SERVICE(3)        DURING PAST 5 YEARS                              BY TRUSTEE     INDICATED OTHERWISE.)
-----------------          ----------        -------------------                              ----------     ---------------------
INTERESTED TRUSTEES(4)

Lacy B. Herrmann           Founder,          Founder, Chief Exective Officer and                  11         Director or trustee,
New York, NY               Trustee since     Chairman of the Board, Aquila Management                        Pimco Advisors VIT,
(05/12/29)                 1984, and         Corporation, the sponsoring organization                        Oppenheimer Quest Value
                           Chairman of       and parent of the Manager or                                    Funds Group,
                           the Board of      Administrator and/or Adviser or                                 Oppenheimer Small Cap
                           Trustees,         Sub-Adviser to each fund of the                                 Value Fund, Oppenheimer
                           1984-2003         Aquila(sm) Group of Funds,(5) Chairman                          Midcap Fund, and
                                             and Chief Executive Officer of the                              Oppenheimer Rochester
                                             Manager or Administrator and/or Adviser                         Group of Funds.
                                             or Sub-Adviser to each since 2004, and
                                             Founder, Chairman of the Board of
                                             Trustees, Trustee and (currently or until
                                             1998) President of each since its
                                             establishment, beginning in 1984, except
                                             Chairman of the Board of Trustees of
                                             Hawaiian Tax-Free Trust, Pacific Capital
                                             Cash Assets Trust, Pacific Capital
                                             Tax-Free Cash Assets Trust and Pacific
                                             Capital U.S. Government Securities Cash
                                             Assets Trust through 2003; Director of
                                             the Distributor since 1981 and formerly
                                             Vice President or Secretary, 1981-1998;
                                             Trustee Emeritus, Brown University and
                                             active in university, school and
                                             charitable organizations.

NON-INTERESTED TRUSTEES

Theodore T. Mason          Chairman since    Executive Director, East Wind Power                   5         Trustee, Pimco Advisors
New York, NY               2004 and          Partners LTD since 1994 and Louisiana                           VIT.
(11/24/35)                 Trustee since     Power Partners, 1999-2003; Treasurer,
                           1984              Alumni Association of SUNY Maritime
                                             College since 2004 (President, 2002-2003,
                                             First Vice President, 2000-2001, Second
                                             Vice President, 1998-2000) and director
                                             of the same organization since 1997;
                                             Director, STCM Management Company, Inc.,
                                             since 1973; twice national officer of
                                             Naval Reserve Association, commanding
                                             officer of four naval reserve units and
                                             Captain, USNR (Ret); director, The Navy
                                             League of the United States New York
                                             Council since 2002; trustee, The Maritime
                                             Industry Museum at Fort Schuyler and the
                                             Maritime College at Fort Schuyler
                                             Foundation, Inc. since 2000.

Thomas W. Courtney         Trustee since     President, Courtney Associates, Inc., a               5         Chairman of the Board
Sewickley, PA              1984              venture capital firm, since 1988.                               of Oppenheimer Quest
(08/17/33)                                                                                                   Value Funds Group,
                                                                                                             Oppenheimer Small Cap
                                                                                                             Value Fund, Oppenheimer
                                                                                                             Midcap Fund, and
                                                                                                             Oppenheimer Rochester
                                                                                                             Group of Funds; Trustee
                                                                                                             of Pimco Advisors VIT.

Richard W. Gushman, II     Trustee since     President and Chief Executive Officer,                4         Trustee, Pacific
Honolulu, HI               1993              OKOA, Inc., a diversified Hawaii-based                          Capital Funds, which
(02/28/46)                                   real estate organization with activities                        includes 11 bond and
                                             in the western U.S. and the Pacific                             stock funds; director,
                                             Basin, since 1972; Managing Partner of                          Outrigger Hotels since
                                             Summit Financial Resources, a Salt Lake                         2000; director, Servco
                                             City, Utah-based financial services                             Pacific, Inc. and
                                             company; trustee, the Estate of James                           Oceanic Time-Warner
                                             Campbell since 2000 and Chairman of the                         since 1998; director,
                                             Board of Trustees since 2002; trustee,                          American Savings Bank
                                             University of Hawaii Foundation and                             since 2002.
                                             Hawaii Pacific University since 1997;
                                             director, United Way of America since
                                             1998; board member of the Boys & Girls
                                             Club of Honolulu, Aloha United Way, and
                                             other charitable and civic organizations.

Stanley W. Hong            Trustee since     President, Waste Management of Hawaii,                4         Trustee, Pacific
Honolulu, HI               1993              Inc. since 2002; Corporate Vice                                 Capital Funds, which
(04/05/36)                                   President, Hawaii Area, Waste Management,                       includes 11 bond and
                                             Inc. since 2002; Trustee, The King                              stock funds; director,
                                             William Charles Lunalilo Trust Estate                           First Insurance Co. of
                                             since 2001; President and Chief Executive                       Hawaii, Ltd., Lanilou
                                             Officer, The Chamber of Commerce of                             Properties, Ltd.
                                             Hawaii, 1996-2001; director, Hawaii
                                             Public Television Foundation since 1998;
                                             Regent, Chaminade University of Honolulu;
                                             Chair - trustees, Heald College; trustee,
                                             the Nature Conservancy of Hawaii; and
                                             director of other corporate and community
                                             organizations.

Russell K. Okata           Trustee since     Executive Director, Hawaii Government                 4         Trustee, Pacific
Honolulu, HI               1993              Employees Association AFSCME Local 152,                         Capital Funds, which
(03/22/44)                                   AFL-CIO since 1981; International Vice                          includes 11 bond and
                                             President, American Federation of State,                        stock funds; Chairman,
                                             County and Municipal Employees, AFL-CIO                         Royal State Group.
                                             since 1981; director of various civic and
                                             charitable organizations.

Douglas Philpotts          Trustee since     Retired; formerly director, Chairman of               4         Trustee, Pacific
Honolulu, HI               1992              the Board and President of Hawaiian Trust                       Capital Funds, which
(11/21/31)                                   Company, Limited; present or former                             includes 11 bond and
                                             director of various Hawaii-based civic                          stock funds.
                                             and charitable organizations.

Oswald K. Stender          Trustee since     Director, Hawaiian Electric Industries,               4         Trustee, Pacific
Honolulu, HI               1993              Inc., a public utility holding company,                         Capital Funds, which
(10/08/31)                                   since 1993; trustee, the Bernice Pauahi                         includes 11 bond and
                                             Bishop Estate 1990-1999; trustee, Office                        stock funds; director,
                                             of Hawaiian Affairs and a member or                             Grace Pacific
                                             trustee of several community                                    Corporation, an asphalt
                                             organizations.                                                  paving company.


OFFICERS

Diana P. Herrmann          President since   Vice Chair of Aquila Management                      N/A        N/A
New York, NY               1998 and Vice     Corporation, Founder of the Aquila(sm)
(02/25/58)                 Chair since       Group of Funds and parent of the
                           2004              Administrator, since 2004, President and
                                             Chief Operating Officer since 1997, a
                                             Director since 1984, Secretary since 1986
                                             and previously its Executive Vice
                                             President, Senior Vice President or Vice
                                             President, 1986-1997; Vice Chair since
                                             2004 and President, Chief Operating
                                             Officer and Manager of the Administrator
                                             since 2003; Vice Chair, President,
                                             Executive Vice President or Senior Vice
                                             President of funds in the Aquila(sm)
                                             Group of Funds since 1986; Director of
                                             the Distributor since 1997; trustee,
                                             Reserve Money-Market Funds, 1999-2000 and
                                             Reserve Private Equity Series, 1998-2000;
                                             Governor, Investment Company Institute
                                             since 2004; active in charitable and
                                             volunteer organizations.

Charles E. Childs, III     Executive Vice    Executive Vice President of all Funds                N/A        N/A
New York, NY               President since   since 2003; Senior Vice President,
(04/01/57)                 2003              corporate development, formerly Vice
                                             President, Assistant Vice President and
                                             Associate of the Administrator's parent
                                             since 1987; Senior Vice President, Vice
                                             President or Assistant Vice President of
                                             the Money-Market Funds since 1988.

Sherri Foster              Vice President    Senior Vice President, Hawaiian Tax-Free             N/A        N/A
Lahaina, HI                since 1993        Trust since 1993; Vice President or
(07/27/50)                                   Assistant Vice President of three Aquila
                                             Money-Market Funds; Registered
                                             Representative of the Distributor since
                                             1985.

John M. Herndon            Vice President    Assistant Secretary of the Aquila(sm)                N/A        N/A
New York, NY               since 1990 and    Group of Funds since 1995 and Vice
(12/17/39)                 Assistant         President of the three Aquila
                           Secretary since   Money-Market Funds since 1990; Vice
                           1995              President of the Administrator or its
                                             predecessor and current parent since
                                             1990.

Joseph P. DiMaggio         Chief Financial   Chief Financial Officer of the Aquila(sm)            N/A        N/A
New York, NY               Officer since     Group of Funds since 2003 and Treasurer
(11/06/56)                 2003 and          since 2000; Controller, Van Eck Global
                           Treasurer since   Funds, 1993-2000.
                           2000

Edward M. W. Hines         Secretary since   Partner, Hollyer Brady Smith & Hines LLP,            N/A        N/A
New York, NY               1984              legal counsel to the Trust, since 1989;
(12/16/39)                                   Secretary of the Aquila(sm) Group of
                                             Funds.

Robert W. Anderson         Assistant         Compliance Officer of the Administrator              N/A        N/A
New York, NY               Secretary since   or its predecessor and current parent
(08/23/40)                 2000              since 1998 and Assistant Secretary of the
                                             Aquila(sm) Group of Funds since 2000;
                                             trustee, Alpha Strategies Fund since
                                             July, 2002; Consultant, The Wadsworth
                                             Group, 1995-1998.

Lori A. Vindigni           Assistant         Assistant Treasurer of the Aquila(sm)                N/A        N/A
New York, NY               Treasurer since   Group of Funds since 2000; Assistant Vice
(11/02/66)                 2000              President of the Administrator or its
                                             predecessor and current parent since
                                             1998; Fund Accountant for the Aquila(sm)
                                             Group of Funds, 1995-1998.

----------
(1)  The  Trust's  Statement  of  Additional   Information  includes  additional
information about the Trustees and is available, without charge, upon request by calling 800-437-1020 (toll free).

(2) The mailing address of each Trustee and officer is c/o The Pacific Capital Funds of Cash Assets Trust, 380 Madison Avenue, Suite 2300, New York, NY 10017.

(3) Each Trustee holds office until the next annual meeting of shareholders or until his successor is elected and qualifies. The term of office of each officer is one year.

(4) Mr. Herrmann is an interested person of the Trust as that term is defined in the 1940 Act as a shareholder and director of the Distributor.

(5) In this material Pacific Capital Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust and Pacific Capital Tax-Free Cash Assets Trust, each of which is a money-market fund, are called the "Aquila Money-Market Funds"; Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the "Aquila Bond Funds"; Aquila Rocky Mountain Equity Fund is an equity fund; considered together, these 11 funds are called the "Aquila(sm) Group of Funds."

PRIVACY NOTICE (UNAUDITED)

OUR PRIVACY POLICY. In providing services to you as an individual who owns or is considering investing in shares of a fund of the Aquila(SM) Group of Funds, we collect certain nonpublic personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise permitted by law. Our privacy policy applies equally to former shareholders and persons who inquire about a fund.

INFORMATION WE COLLECT. "Nonpublic personal information" is personally identifiable financial information about you as an individual or your family. The kinds of nonpublic personal information we have about you may include the information you provide us on your share purchase application or in telephone calls or correspondence with us, and information about your fund transactions and holdings, how you voted your shares and the account where your shares are held.

INFORMATION WE DISCLOSE. We disclose nonpublic personal information about you to companies that provide necessary services to your fund, such as the fund's transfer agent, distributor, investment adviser or sub-adviser and to our affiliates, as permitted or required by law, or as authorized by you. We also may disclose this information to another fund of the Aquila(SM) Group of Funds or its distributor, or to the broker-dealer that holds your fund shares, under agreements that permit them to use the information only to provide you information about your fund, other funds in the Aquila(SM) Group of Funds or new services we are offering which may be of interest to you. Any other use is strictly prohibited. We do not sell information about you or any of our fund shareholders to anyone.

HOW WE SAFEGUARD YOUR INFORMATION. We restrict access to nonpublic personal information about you to only those persons who need it to provide services to you or who are permitted by law to receive it. We maintain physical, electronic and procedural safeguards to protect the confidentiality of all nonpublic personal information we have about you.

If you have any questions regarding our Privacy Policy, please contact us at 1-800-228-7496.



INFORMATION AVAILABLE (UNAUDITED)

      Much of the information that the funds in the Aquila(sm) Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent the entire list of portfolio securities of your fund twice a year in the semi-annual and annual reports you receive. You should know, however, that we prepare, and have available, portfolio listings at the end of each month.

      Whenever you may be interested in seeing a listing of your trust's portfolio other than in your shareholder reports, please check our website (www.aquilafunds.com) or call us at 1-800-228-7496.

                               INVESTMENT ADVISER
                    Asset Management Group of Bank of Hawaii
                     P.O. Box 3170 * Honolulu, Hawaii 96802

                                  ADMINISTRATOR
                        Aquila Investment Management LLC
            380 Madison Avenue, Suite 2300 * New York, New York 10017

                                BOARD OF TRUSTEES
                           Theodore T. Mason, Chairman
                            Lacy B. Herrmann, Founder
                               Thomas W. Courtney
                             Richard W. Gushman, II
                                 Stanley W. Hong
                                Russell K. Okata
                                Douglas Philpotts
                                Oswald K. Stender

                                    OFFICERS
                          Diana P. Herrmann, President
                Charles E. Childs, III, Executive Vice President
                          Sherri Foster, Vice President
            Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                          Edward M.W. Hines, Secretary

                                   DISTRIBUTOR
                            Aquila Distributors, Inc.
            380 Madison Avenue, Suite 2300 * New York, New York 10017

                    TRANSFER AND SHAREHOLDER SERVICING AGENT
                                    PFPC Inc.
              760 Moore Road * King of Prussia, Pennsylvania 19406

                                    CUSTODIAN
                          Bank One Trust Company, N.A.
                   1111 Polaris Parkway * Columbus, Ohio 43240

                              INDEPENDENT AUDITORS
                                    KPMG LLP
                   757 Third Avenue * New York, New York 10017

               Further information is contained in the Prospectus
                  which must precede or accompany this report.



                                  ANNUAL REPORT
                                 MARCH 31, 2004

                            THE PACIFIC CAPITAL FUNDS
                                       OF
                                CASH ASSETS TRUST

                        PACIFIC CAPITAL CASH ASSETS TRUST

                            PACIFIC CAPITAL TAX-FREE
                                CASH ASSETS TRUST

                         PACIFIC CAPITAL U.S. GOVERNMENT
                          SECURITIES CASH ASSETS TRUST

    [Logo of The Pacific Capital Funds of Cash Assets Trust: a lion standing on a twisted rope]

                                A CASH MANAGEMENT
                                   INVESTMENT


ITEM 2.  CODE OF ETHICS.

(a) As of March 31, 2004 (the end of the reporting period) the Trust has adopted a code of ethics that applies to the Trust's principal executive officer(s)and principal financial officer(s) and persons performing similar functions ("Covered Officers") as defined in the Aquila Group of Funds
Code of Ethics for Principal Executive and Senior Financial Officers under
Section 406 of the Sarbanes-Oxley Act of 2002.;

(f)(1) Pursuant to Item 10(a)(1), a copy of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions is included as an exhibit to its annual report on this Form N-CSR;


(f)(2) The text of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions has been posted on its Internet website which can be found at the Trust's Internet address at aquilafunds.com.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)(ii) The Board of Trustees of the Trust has determined that it does not have at least one audit committee financial expert serving on its audit committee. The Trust does not have such a person serving on the audit committee because none of the persons currently serving as Trustees happens to have the technical accounting and auditing expertise included in the definition of "audit committee financial expert" recently adopted by the Securities and Exchange Commission in connection with this Form N-CSR, and the Board has not heretofore deemed it necessary to seek such a person for election to the Board.

The primary mission of the Board, which is that of oversight over the operations and affairs of the Trust, confronts the Trustees with a wide and expanding range of issues and responsibilities. The Trustees believe that, accordingly, it is essential that the Board's membership consist of persons with as extensive experience as possible in fulfilling the duties and responsibilities of mutual fund directors and audit committee members and, ideally, with extensive experience and background relating to the economic and financial sectors and securities in which the Trust invests, including exposure to the financial and accounting matters commonly encountered with respect to those sectors and securities. The Board believes that its current membership satisfies those criteria. It recognizes that it would also be helpful to have a member with the relatively focused accounting and auditing expertise reflected in the applicable definition of "audit committee financial expert," just as additional members with similarly focused technical expertise in other areas relevant to the Trust's operations and affairs would also contribute added value. However, the Board believes that the Trust is better served, and its assets better employed, by a policy of hiring experts in various areas, including the specialized area of technical accounting and auditing matters, if and as the Board identifies the need, rather than by seeking to expand its numbers by adding technical experts in the areas constituting its domain of responsibility. The Trust's Audit Committee Charter explicitly authorizes the Committee to retain such experts as it deems necessary in fulfilling its duties under the Charter.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

a) Audit Fees - The aggregate fees billed for professional services rendered by the principal accountant for the audit of each portfolio of the Registrant's annual financial statements were as follows:

Name of Portfolio				204			2003
-----------------				---			-----
Cash Assets Trust				$16,450		$16,000
Tax-Free Cash Assets Trust		$15,450		$15,000
US Government Securities
	 Cash Assets Trust		$15,450		$15,000


b) Audit Related Fees - There were no amounts billed for audit-related fees over the past two years.

c) Tax Fees - Each portfolio of the Registrant was billed by the principal accountant for return preparation as follows:

Name of Portfolio				204			2003
-----------------				---			-----
Cash Assets Trust				$2,935		$3,267
Tax-Free Cash Assets Trust		$2,935		$7,142
US Government Securities
	Cash Assets Trust			$2,935		$3,267


d) All Other Fees - There were no additional fees plaid for audit and non-audit services other than those disclosed in a) thorough c) above.

e)(1) Currently, the audit committee of the Registrant pre-approves audit services and fees on an engagement-by-engagement basis

e)(2) None of the services described in b) through d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation
S-X, all were pre-approved on an engagement-by-engagement basis.

f)  No applicable.

g) There were no non-audit services fees billed by the Registrant's accountant to the Registrant's investment adviser or distributor over the past two years.

h)  Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
		Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

		Not applicable.

ITEM 8. [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the fling of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and
Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CASH ASSETS TRUST

By:  /s/  Lacy B. Herrmann
---------------------------------
Trustee and Founder
June 7, 2004

By:  /s/  Diana P. Herrmann
---------------------------------
Vice Chair and President
June 7, 2004


By:  /s/  Joseph P. DiMaggio
-----------------------------------
Chief Financial Officer and Treasurer
June 7, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/  Lacy B. Herrmann
---------------------------------
Lacy B. Herrmann
Trustee and Founder
June 7, 2004

By:  /s/  Diana P. Herrmann
---------------------------------
Diana P. Herrmann
Vice Chair and President
June 7, 2004

By:  /s/  Joseph P. DiMaggio
-----------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
June 7, 2004



CASH ASSETS TRUST

EXHIBIT INDEX

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.